                       SUPPLEMENT DATED DECEMBER 15, 2003

                                       TO

                    PROSPECTUSES DATED MAY 1, 2003 AND LATER

                           --------------------------

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 and later for certain variable life insurance policies and variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The variable life insurance prospectuses involved bear the title "Annual Premium Variable Life," "Flex V1," "Flex V2," "Medallion Variable Life," "Medallion Variable Universal Life Plus" (with ProFunds Investment Options), "Medallion Variable Universal Life Edge" (with ProFunds Investment Options), "Variable Estate Protection Edge" (with ProFunds Investment Options) and Variable Estate Protection Plus" (with ProFunds Investment Options) and the variable annuity prospectuses involved bear the title "Accommodator Variable Annuity," "Accommodator 2000 Variable Annuity," "Marketplace Variable Annuity," "Signature Immediate Variable Annuity I" and "Wealth Builder Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                           --------------------------

 THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED DECEMBER 15, 2003 TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE CORRESPONDING VARIABLE
    INVESTMENT OPTIONS AVAILABLE UNDER YOUR VARIABLE LIFE INSURANCE POLICY OR
                           VARIABLE ANNUITY CONTRACT.

                           --------------------------

                        AMENDMENT TO PRODUCT PROSPECTUSES

The table on the cover page of each Product Prospectus is revised to show different managers for the underlying fund of the Growth & Income variable investment option, as follows:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:       UNDERLYING FUND MANAGED BY:
 --------------------------        --------------------------
 EQUITY OPTION:
  Growth & Income .........        Independence Investment LLC and T. Rowe Price
                                    Associates, Inc.
--------------------------------------------------------------------------------

VSTSUP-8 (12/03)

                       SUPPLEMENT DATED DECEMBER 15, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

                             -----------------------

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 and later for certain variable life insurance policies and variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "eVariable Life" and "eVariable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                             -----------------------

 THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED DECEMBER 15, 2003 TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE CORRESPONDING VARIABLE
    INVESTMENT OPTIONS AVAILABLE UNDER YOUR VARIABLE LIFE INSURANCE POLICY OR
                           VARIABLE ANNUITY CONTRACT.

                             -----------------------

                       AMENDMENTS TO PRODUCT PROSPECTUSES

1. The table on the cover page of each Product Prospectus is revised (a) in the first column, to change the name of the Large Cap Aggressive Growth investment option to the "Large Cap Growth B" investment option, and (b) in the second column, to show a different manager for the underlying fund of the Large Cap Growth B variable investment option, as follows:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:                  UNDERLYING FUND MANAGED BY:
 --------------------------                   --------------------------
 EQUITY OPTIONS:
  Large Cap Growth B........................  Independence Investment LLC
--------------------------------------------------------------------------------

2. All other references in the Product Prospectuses to "Large Cap Aggressive Growth" are replaced with the phrase "Large Cap Growth B."

VSTSUP-9 (12/03)

                                       1